Changes in Accounting policies and Recent accounting pronouncements (Policies)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Changes in Accounting policies and Recent accounting pronouncements

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Company’s annual consolidated financial statements for the year ended 31 December 2024, as included in Note 2 to the Company’s consolidated financial statements included in the 2024 Annual Report. There have been no changes to the Company’s accounting policies and recent accounting pronouncements in the six-month period ended June 30, 2025 other than the IFRS amendments which have been adopted by the Company as of 1 January 2025 as indicated below:

•	IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability (Amendments). The amendments are effective for annual reporting periods beginning on or after January 1, 2025, with earlier application permitted. Management has assessed that the adoption of this amendment has no material effect on the Company’s financial statements and disclosures.